Deferred Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenue [Abstract]
Deferred Revenue, Beginning Balance	₩ 8,606,563	₩ 8,325,181
Increase during the current year / period	1,199,783	875,930
Recognized as revenue during the current year / period	(604,808)	(594,548)
Deferred Revenue, Ending Balance	₩ 9,201,538	₩ 8,606,563